Quarterly Report
September 30, 2020
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 62.0%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		$254,000	$279,094
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		350,000	381,985
L3Harris Technologies, Inc., 3.85%, 6/15/2023		475,000	514,260
Lockheed Martin Corp., 2.8%, 6/15/2050		594,000	624,321
			$1,799,660
Apparel Manufacturers – 0.1%
Adidas AG, 0.625%, 9/10/2035	EUR	100,000	$118,862
Tapestry, Inc., 4.125%, 7/15/2027		$165,000	162,404
			$281,266
Asset-Backed & Securitized – 1.6%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	475,000	$597,084
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.632%, 4/15/2053 (i)		$999,150	109,688
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		261,958	268,469
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		219,295	221,882
Commercial Mortgage Pass-Through Certificates, 2020-BN28 ,“A4”, 1.844%, 3/15/2063		237,641	244,039
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,040,000	2,015,806
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.501% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		584,500	579,080
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.25% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		773,500	767,699
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.278% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		524,000	515,157
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.002% (LIBOR - 1mo. + 2.85%), 7/15/2035 (n)		357,000	360,124
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	746,206
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,504,397
			$8,929,631
Automotive – 0.9%
Daimler AG, 0.75%, 9/30/2030	EUR	225,000	$262,389
Delphi Automotive PLC, 1.5%, 3/10/2025		550,000	669,854
Ferrari N.V., 1.5%, 5/27/2025		560,000	666,619
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$1,184,000	1,515,647
Lear Corp., 3.8%, 9/15/2027		361,000	380,996
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	325,000	391,811
Volkswagen Financial Services N.V., 1.125%, 9/18/2023	GBP	200,000	257,303
Volkswagen International Finance N.V., 1.625%, 2/10/2024		200,000	261,024
Volkswagen International Finance N.V., 0.875%, 9/22/2028	EUR	200,000	233,245
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		400,000	474,196
			$5,113,084
Broadcasting – 0.4%
Discovery, Inc., 4.125%, 5/15/2029		$664,000	$763,863
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	600,000	736,031
Prosus N.V., 1.539%, 8/03/2028		150,000	176,763
Prosus N.V., 3.68%, 1/21/2030 (n)		$200,000	215,770
Walt Disney Co., 3.5%, 5/13/2040		347,000	392,320
			$2,284,747
Brokerage & Asset Managers – 0.7%
Deutsche Boerse AG, 1.25% to 6/17/2027, FLR (EUR Swap Rate - 5yr. + 1.681%) to 6/16/2047	EUR	100,000	$117,515
E*TRADE Financial Corp., 2.95%, 8/24/2022		$314,000	327,125
Euroclear Bank S.A., 0.125%, 7/07/2025	EUR	140,000	165,111
Euroclear Investments S.A., 2.625%, 4/11/2048		300,000	383,637
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$514,000	583,981
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		258,000	256,341
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	159,934

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Low Income Investment Fund, 3.711%, 7/01/2029		$400,000	$439,557
Raymond James Financial, 4.65%, 4/01/2030		1,041,000	1,266,412
			$3,699,613
Building – 0.4%
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	463,000	$589,539
Masco Corp., 2%, 10/01/2030		$1,185,000	1,185,446
Vulcan Materials Co., 3.5%, 6/01/2030		453,000	507,324
			$2,282,309
Business Services – 0.7%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	800,000	$915,777
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$144,000	158,820
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	139,460
Fidelity National Information Services, Inc., 3%, 8/15/2026		$658,000	729,919
Fiserv, Inc., 4.4%, 7/01/2049		254,000	318,618
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		813,000	889,998
Verisk Analytics, Inc., 4%, 6/15/2025		475,000	541,963
			$3,694,555
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$359,306
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	303,615
Comcast Corp., 3.75%, 4/01/2040		485,000	567,197
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		393,000	414,255
Eutelsat S.A., 2.25%, 7/13/2027	EUR	600,000	740,481
SES S.A., 1.625%, 3/22/2026		250,000	303,502
SES S.A., 2%, 7/02/2028		253,000	307,762
			$2,996,118
Chemicals – 0.1%
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$300,000	$283,440
Sherwin-Williams Co., 3.8%, 8/15/2049		200,000	227,586
			$511,026
Computer Software – 0.3%
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	200,000	$235,754
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$634,000	716,688
Microsoft Corp., 4.1%, 2/06/2037		455,000	589,868
Microsoft Corp., 2.525%, 6/01/2050		279,000	291,783
			$1,834,093
Computer Software - Systems – 0.3%
Apple, Inc., 4.5%, 2/23/2036		$947,000	$1,263,408
Capgemini SE, 2%, 4/15/2029	EUR	200,000	260,632
Capgemini SE, 1.125%, 6/23/2030		200,000	241,713
			$1,765,753
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030 (n)		$789,000	$825,322
General Electric Co., 0.875%, 5/17/2025	EUR	225,000	262,411
Roper Technologies, Inc., 2.95%, 9/15/2029		$150,000	165,109
Roper Technologies, Inc., 2%, 6/30/2030		566,000	576,976
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		181,000	210,922
			$2,040,740

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.3%
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031	EUR	100,000	$117,514
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	623,522
Reckitt Benckiser Treasury Services PLC, 0.375%, 5/19/2026	EUR	249,000	297,873
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$425,000	470,570
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	172,000	231,056
			$1,740,535
Consumer Services – 0.3%
Booking Holdings, Inc., 4.5%, 4/13/2027		$347,000	$407,428
Experian Finance PLC, 4.25%, 2/01/2029 (n)		692,000	823,088
Visa, Inc., 3.65%, 9/15/2047		320,000	392,452
			$1,622,968
Containers – 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	300,000	$350,623
Electronics – 0.2%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	106,000	$128,027
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$366,000	405,493
Broadcom, Inc., 4.25%, 4/15/2026		185,000	208,425
Broadcom, Inc., 4.15%, 11/15/2030		240,000	269,602
			$1,011,547
Emerging Market Quasi-Sovereign – 3.2%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	500,000	$596,132
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$900,000	896,001
China Development Bank, 3.45%, 9/20/2029	CNY	72,910,000	10,439,389
Export-Import Bank of India, 3.375%, 8/05/2026		$600,000	631,906
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	630,085
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		398,000	416,905
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	590,086
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		2,084,000	2,521,986
State Grid Overseas Investment Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,007,000	1,125,584
			$17,848,074
Emerging Market Sovereign – 1.3%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,309,000	$1,556,087
Republic of Croatia, 1.125%, 6/19/2029	EUR	758,000	902,492
Republic of Croatia, 1.5%, 6/17/2031		1,443,000	1,756,473
Republic of Estonia, 0.125%, 6/10/2030		1,480,000	1,758,651
Republic of Peru, 2.392%, 1/23/2026		$74,000	77,627
Republic of Peru, 2.783%, 1/23/2031		428,000	462,454
State of Qatar, 4%, 3/14/2029 (n)		462,000	539,949
State of Qatar, 4.4%, 4/16/2050		200,000	257,340
			$7,311,073
Energy - Independent – 0.6%
Noble Energy, Inc., 4.2%, 10/15/2049		$632,000	$759,475
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,260,000	2,394,470
			$3,153,945
Energy - Integrated – 0.4%
Eni S.p.A., 4.25%, 5/09/2029 (n)		$321,000	$361,374
Exxon Mobil Corp., 2.61%, 10/15/2030		1,148,000	1,240,883
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	300,000	356,061
OMV AG, 0.75%, 6/16/2030		193,000	229,389
OMV AG, 2.5% to 09/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 09/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2059		200,000	232,549
			$2,420,256

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.0%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$214,000	$156,954
Financial Institutions – 0.6%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$266,000	$252,799
CTP B.V., 2.125%, 10/01/2025	EUR	288,000	338,485
EXOR N.V., 2.25%, 4/29/2030		500,000	611,773
GE Capital International Funding Co., 3.373%, 11/15/2025		$959,000	1,025,732
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	857,007
Grand City Properties S.A., 2.5%, 10/24/2069		300,000	351,735
			$3,437,531
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	300,000	$380,692
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	240,005
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		222,000	298,453
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	408,533
Constellation Brands, Inc., 4.4%, 11/15/2025		481,000	559,201
Constellation Brands, Inc., 3.15%, 8/01/2029		527,000	575,274
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	150,000	195,505
			$2,657,663
Forest & Paper Products – 0.1%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	400,000	$524,943
Gaming & Lodging – 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$171,000	$170,968
Industrial – 0.4%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	470,000	$568,703
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	250,000	314,616
Grainger PLC, 3%, 7/03/2030		159,000	212,686
Investor AB, 1.5%, 6/20/2039	EUR	160,000	213,048
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$845,000	841,272
			$2,150,325
Insurance – 0.6%
Aflac, Inc., 3.6%, 4/01/2030		$539,000	$632,535
Argentum Zurich Insurance, 3.5%, 10/01/2046	EUR	400,000	530,230
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	443,386
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	100,000	135,234
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	300,000	350,834
Credit Agricole Assurances S.A., 2%, 7/17/2030		200,000	238,923
Munich Re Group, 1.25% to 5/26/2031, FLR (EURIBOR - 3mo. + 2.55%) to 5/26/2041		200,000	231,362
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		486,000	577,868
			$3,140,372
Insurance - Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$496,000	$522,483
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		355,000	468,395
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		556,000	603,163
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		374,000	417,723
Progressive Corp., 4.125%, 4/15/2047		421,000	535,361
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	400,000	529,092
Willis North America, Inc., 3.875%, 9/15/2049		$465,000	534,424
			$3,610,641

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.4%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039	EUR	188,000	$223,177
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		117,000	150,072
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2065	GBP	200,000	276,457
Electricite de France S.A., 2.875% to 03/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 03/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 03/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 12/31/2099	EUR	400,000	457,513
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		330,000	388,348
La Banque Postale (Republic of France), 0.5% to 6/17/2025, FLR (EURIBOR - 3mo. + 0.88%) to 6/17/2026		300,000	351,169
Ontario Teachers' Finance Trust, 0.5%, 5/06/2025		300,000	361,338
			$2,208,074
International Market Sovereign – 18.0%
Belgium Kingdom, 1.45%, 6/22/2037	EUR	1,156,000	$1,669,062
Commonwealth of Australia, 2.5%, 5/21/2030	AUD	670,000	556,072
Commonwealth of Australia, 2.75%, 6/21/2035		3,838,000	3,356,068
Commonwealth of Australia, 3.25%, 6/21/2039		1,382,000	1,288,951
Commonwealth of Australia, 1.75%, 6/21/2051		1,975,000	1,420,592
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	2,098,000	3,411,850
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	222,475
Government of France, 0.75%, 5/25/2052 (n)	EUR	799,545	1,024,020
Government of Japan, 1.8%, 9/20/2030	JPY	231,600,000	2,582,066
Government of Japan, 1.8%, 6/20/2031		558,750,000	6,276,289
Government of Japan, 2.4%, 3/20/2037		203,750,000	2,581,471
Government of Japan, 0.5%, 6/20/2038		569,800,000	5,542,833
Government of Japan, 0.4%, 3/20/2039		102,100,000	973,167
Government of Japan, 2.3%, 3/20/2040		417,150,000	5,363,996
Government of New Zealand, 1.5%, 5/15/2031	NZD	7,941,000	5,788,317
Government of New Zealand, 2.75%, 4/15/2037		484,000	410,461
Kingdom of Spain, 1.85%, 7/30/2035	EUR	2,308,000	3,200,192
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	14,965,000	1,804,185
Kingdom of Sweden, 0.125%, 5/12/2031 (n)		19,335,000	2,185,817
Republic of Cyprus, 1.5%, 4/16/2027	EUR	2,025,000	2,557,182
Republic of Cyprus, 0.625%, 1/21/2030		4,267,000	5,019,853
Republic of Cyprus, 2.75%, 2/26/2034		665,000	949,262
Republic of France, 1.25%, 5/25/2036		2,447,000	3,423,927
Republic of France, 1.5%, 5/25/2050		2,774,000	4,264,118
Republic of Iceland, 8%, 6/12/2025	ISK	132,237,000	1,194,907
Republic of Iceland, 0.625%, 6/03/2026	EUR	160,000	192,293
Republic of Iceland, 5%, 11/15/2028	ISK	59,570,000	501,508
Republic of Italy, 0.35%, 2/01/2025	EUR	2,801,000	3,310,304
Republic of Italy, 0.95%, 8/01/2030		6,736,000	7,993,973
Republic of Italy, 1.45%, 3/01/2036		1,514,000	1,829,637
Republic of Portugal, 2.25%, 4/18/2034		612,000	881,569
Republic of Portugal, 4.1%, 4/15/2037		1,611,000	2,909,344
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	3,885,000	5,325,317
United Kingdom Treasury, 1.75%, 9/07/2037		4,859,000	7,398,362
United Kingdom Treasury, 1.75%, 1/22/2049		1,509,000	2,435,962
			$99,845,402
Local Authorities – 1.1%
Province of Alberta, 0.5%, 4/16/2025	EUR	390,000	$471,466
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	686,715
Province of British Columbia, 2.3%, 6/18/2026		965,000	785,654
Province of British Columbia, 2.2%, 6/18/2030		1,090,000	889,567
Province of Ontario, 2.05%, 6/02/2030		2,664,000	2,136,222
Province of Saskatchewan, 3.05%, 12/02/2028		1,005,000	862,380
			$5,832,004

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$610,168
Major Banks – 2.6%
Bank of America Corp., 2.625%, 4/19/2021		$787,000	$797,066
Bank of America Corp., 3.5%, 4/19/2026		1,079,000	1,208,960
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		279,000	310,464
Bankinter S.A., 0.875%, 7/08/2026	EUR	200,000	234,211
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		500,000	602,484
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026		200,000	240,751
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		200,000	240,059
Credit Suisse Group AG, 1.25%, 7/17/2025		270,000	325,999
Credit Suisse Group AG, 2.25% to 6/09/2027, FLR (GBP Government Yield - 1yr. + 2.23%) to 6/09/2028	GBP	219,000	289,974
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	200,000	244,721
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		400,000	456,226
Erste Group Bank AG, 1.625% to 09/08/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 9/08/2031		100,000	117,973
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$535,000	541,399
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	819,517
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,407,000	1,548,360
JPMorgan Chase & Co., 3.54%, 5/01/2028		605,000	681,471
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		808,000	819,306
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		276,000	317,118
Nationwide Building Society, 1.5%, 3/08/2026	EUR	450,000	548,018
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$936,000	1,048,596
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	330,000	390,104
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$606,000	611,302
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		300,000	311,129
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	347,000	411,223
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		537,000	643,077
Wells Fargo & Co., 3.9%, 5/01/2045		$407,000	475,885
			$14,235,393
Medical & Health Technology & Services – 0.6%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$226,116
BayCare Health System, Inc., 3.831%, 11/15/2050		634,000	778,699
Cigna Corp., 4.125%, 11/15/2025		430,000	493,281
HCA, Inc., 5.125%, 6/15/2039		195,000	236,645
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		350,000	370,952
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	617,927
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	437,329
			$3,160,949
Medical Equipment – 0.2%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	350,000	$443,669
Boston Scientific Corp., 0.625%, 12/01/2027		150,000	174,737
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	290,565
			$908,971
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$400,139
Glencore Capital Finance DAC, 1.125%, 3/10/2028	EUR	375,000	435,523
			$835,662
Midstream – 0.3%
MPLX LP, 4.5%, 4/15/2038		$359,000	$367,525
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		231,000	223,256
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		730,000	792,711
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		335,000	377,362
			$1,760,854

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 7.8%
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		$1,618,118	$1,863,101
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		5,396,389	6,034,407
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		133,412	156,308
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		197,222	229,115
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		2,835,010	3,124,605
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		2,781,845	3,053,287
Fannie Mae, 2.5%, 6/01/2050 - 7/01/2050		307,424	330,815
Fannie Mae, 3%, 8/01/2050 - 9/01/2050		1,954,265	2,055,099
Fannie Mae, TBA, 2%, 10/01/2035 - 11/01/2050		1,325,000	1,373,280
Fannie Mae, TBA, 2.5%, 10/01/2035 - 11/01/2050		2,970,000	3,107,288
Fannie Mae, TBA, 3%, 10/01/2035 - 10/01/2050		1,875,000	1,966,216
Fannie Mae, TBA, 1.5%, 11/01/2035		425,000	434,545
Fannie Mae, TBA, 4%, 10/14/2050		200,000	213,309
Freddie Mac, 4%, 7/01/2025		74,537	79,045
Freddie Mac, 1.481%, 3/25/2027 (i)		809,000	65,578
Freddie Mac, 3.224%, 3/25/2027		4,000,000	4,567,183
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,502,364
Freddie Mac, 3.9%, 4/25/2028		1,710,000	2,049,058
Freddie Mac, 1.916%, 4/25/2030 (i)		1,420,926	218,651
Freddie Mac, 1.985%, 4/25/2030 (i)		1,365,340	217,549
Freddie Mac, 1.765%, 5/25/2030 (i)		1,747,943	251,724
Freddie Mac, 1.906%, 5/25/2030 (i)		3,920,368	604,496
Freddie Mac, 1.436%, 6/25/2030 (i)		1,615,349	189,468
Freddie Mac, 1.6%, 9/25/2030 (i)		1,436,842	203,437
Freddie Mac, 3.424%, 4/25/2032		800,000	946,610
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		32,540	37,698
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		534,997	614,024
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,000,851	1,123,452
Freddie Mac, 3.5%, 1/01/2047		960,740	1,022,568
Freddie Mac, 3%, 5/01/2050 - 6/01/2050		241,007	260,906
Ginnie Mae, 5%, 5/15/2040		100,510	115,018
Ginnie Mae, 3.5%, 6/20/2043		853,968	925,546
Ginnie Mae, 3%, 8/20/2050 - 9/20/2050		349,706	369,975
Ginnie Mae, TBA, 2%, 10/01/2050		400,000	415,562
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 11/01/2050		350,000	367,431
Ginnie Mae, TBA, 3%, 10/01/2050		75,000	78,529
Ginnie Mae, TBA, 3.5%, 10/01/2050 - 11/01/2050		1,725,000	1,816,671
Ginnie Mae, TBA, 4%, 10/01/2050		1,150,000	1,221,852
			$43,205,770
Municipals – 0.8%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$55,000	$56,431
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	541,104
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		930,000	1,051,272
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		421,000	523,855
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		572,000	665,596
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		245,000	246,188
State of Florida, “A”, 2.154%, 7/01/2030		1,383,000	1,400,813
			$4,485,259
Natural Gas - Distribution – 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030		$1,091,000	$1,095,176
ENGIE S.A., 0.5%, 10/24/2030	EUR	300,000	356,168
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$360,000	346,500
Naturgy Finance B.V., 1.25%, 1/15/2026	EUR	400,000	494,047
NiSource, Inc., 2.95%, 9/01/2029		$534,000	579,791
NiSource, Inc., 3.6%, 5/01/2030		429,000	488,834
			$3,360,516

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$615,000	$771,024
Network & Telecom – 0.2%
Verizon Communications, Inc., 3.15%, 3/22/2030		$525,000	$593,266
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	330,000	387,406
			$980,672
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$254,000	$261,989
Oils – 0.2%
Neste Oyj, 1.5%, 6/07/2024	EUR	400,000	$482,228
Valero Energy Corp., 4.9%, 3/15/2045		$506,000	563,249
			$1,045,477
Other Banks & Diversified Financials – 1.4%
AIB Group PLC, 1.25%, 5/28/2024	EUR	455,000	$541,418
Belfius Bank S.A., 0.375%, 9/02/2025		300,000	351,048
Belfius Bank S.A., 0.375%, 2/13/2026		800,000	935,643
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	400,000	522,854
Deutsche Bank AG, 1.375% to 9/03/2025, FLR (EURIBOR - 3mo. + 1.85%) to 9/03/2026	EUR	500,000	582,084
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	645,973
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	400,000	527,060
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	200,000	243,455
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		493,000	613,017
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	300,000	389,649
KBC Group N.V., 0.125% to 9/10/2025, FLR (EURIBOR - 3mo. + 0.6%) to 9/10/2026	EUR	700,000	814,556
KBC Group N.V., 0.375% to 6/16/2026, FLR (EURIBOR - 3mo. + 0.72%) to 6/16/2027		200,000	236,215
UBS AG, 5.125%, 5/15/2024		$866,000	952,600
Virgin Money UK PLC, 2.875% to 6/24/2024, FLR (EUR Swap Rate - 1yr. + 3.25%) to 6/24/2025	EUR	196,000	233,266
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 3/11/2070	GBP	125,000	161,334
			$7,750,172
Pharmaceuticals – 0.1%
Bayer AG, 1.375%, 7/06/2032	EUR	200,000	$239,229
Takeda Pharmaceutical Co. Ltd., 1.375%, 7/09/2032		374,000	453,402
			$692,631
Pollution Control – 0.1%
Republic Services, Inc., 1.45%, 2/15/2031		$681,000	$671,602
Printing & Publishing – 0.1%
Wolters Kluwer N.V., 0.75%, 7/03/2030	EUR	249,000	$297,669
Real Estate - Apartment – 0.1%
Camden Property Trust, 2.8%, 5/15/2030		$164,000	$178,691
Mid-America Apartment Communities, 1.7%, 2/15/2031		506,000	498,216
			$676,907
Real Estate - Office – 0.3%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$383,000	$375,088
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		447,000	472,819
Corporate Office Property LP, 2.25%, 3/15/2026		356,000	360,080
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	250,000	295,252
Merlin Properties SOCIMI S.A., REIT, 2.375%, 7/13/2027		200,000	238,622
			$1,741,861

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$466,000	$475,086
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	400,000	486,848
			$961,934
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$610,000	$652,450
Realty Income Corp., REIT, 3.25%, 1/15/2031		516,000	571,030
Regency Centers Corp., 3.7%, 6/15/2030		745,000	817,832
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		192,000	200,466
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		516,000	516,902
			$2,758,680
Retailers – 0.2%
Best Buy Co., Inc., 1.95%, 10/01/2030		$702,000	$697,169
Home Depot, Inc., 3%, 4/01/2026		525,000	589,236
			$1,286,405
Specialty Stores – 0.0%
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	175,000	$213,355
Supermarkets – 0.2%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	300,000	$375,899
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	563,411
			$939,310
Supranational – 0.4%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	500,000	$613,857
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$530,000	530,668
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	390,758
West African Development Bank, 4.7%, 10/22/2031		$900,000	941,760
			$2,477,043
Telecommunications - Wireless – 0.8%
American Tower Corp., REIT, 4.7%, 3/15/2022		$257,000	$272,369
American Tower Corp., REIT, 3.5%, 1/31/2023		662,000	703,646
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	425,000	493,090
American Tower Corp., REIT, 3.6%, 1/15/2028		$301,000	337,632
Crown Castle International Corp., 1.35%, 7/15/2025		285,000	288,092
Crown Castle International Corp., 3.7%, 6/15/2026		345,000	384,768
Rogers Communications, Inc., 3.7%, 11/15/2049		528,000	586,839
Tele2 AB Co., 2.125%, 5/15/2028	EUR	510,000	658,166
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		$774,000	849,310
			$4,573,912
Telephone Services – 0.0%
Iliad S.A., 2.375%, 6/17/2026	EUR	200,000	$235,885
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	223,000	$288,496
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	290,000	365,740
Imperial Brands Finance PLC, 1.375%, 1/27/2025		300,000	362,150
			$1,016,386
Transportation - Services – 0.5%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	400,000	$545,832
Deutsche Bank AG, 0.375%, 5/20/2026	EUR	349,000	416,153
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$494,000	713,973
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	100,000	109,179
Transurban Finance Co., 1.75%, 3/29/2028		296,000	362,113

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Vinci S.A., 3.75%, 4/10/2029 (n)		$706,000	$844,210
			$2,991,460
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.31%, 5/01/2027		$33,220	$36,056
Small Business Administration, 2.22%, 3/01/2033		905,591	943,326
			$979,382
U.S. Treasury Obligations – 5.6%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$369,300	$440,463
U.S. Treasury Bonds, 2.375%, 11/15/2049		2,075,000	2,540,740
U.S. Treasury Notes, 2%, 11/15/2026 (f)		3,757,000	4,124,628
U.S. Treasury Notes, 2.25%, 11/15/2027 (f)		1,098,000	1,234,907
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		7,820,500	9,002,434
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		14,035,000	13,800,352
			$31,143,524
Utilities - Electric Power – 1.8%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$706,000	$725,104
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	270,000	323,232
Duke Energy Corp., 3.75%, 9/01/2046		$550,000	627,888
Enel Americas S.A., 4%, 10/25/2026		1,891,000	2,063,573
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		414,000	461,328
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		343,000	425,418
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	100,000	117,081
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,310,293
Evergy, Inc., 2.9%, 9/15/2029		615,000	660,089
FirstEnergy Corp., 2.65%, 3/01/2030		430,000	436,042
Georgia Power Co., 3.7%, 1/30/2050		303,000	336,916
PPL Capital Funding, Inc., 5%, 3/15/2044		418,000	521,139
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		252,000	260,401
Terna S.p.A., 0.375%, 9/25/2030	EUR	425,000	496,168
Virginia Electric & Power Co., 3.5%, 3/15/2027		$1,005,000	1,145,712
Virginia Electric & Power Co., 2.875%, 7/15/2029		217,000	243,197
			$10,153,581
Utilities - Water – 0.0%
Severn Trent Utilities Finance PLC, 2%, 6/02/2040	GBP	100,000	$135,508
Total Bonds			$343,746,404
Common Stocks – 36.2%
Aerospace – 1.2%
Honeywell International, Inc.		15,180	$2,498,780
L3Harris Technologies, Inc.		3,352	569,304
Lockheed Martin Corp. (f)		7,911	3,032,128
Northrop Grumman Corp.		2,113	666,630
			$6,766,842
Alcoholic Beverages – 0.9%
Diageo PLC		53,298	$1,825,893
Heineken N.V.		16,647	1,481,009
Pernod Ricard S.A.		9,406	1,501,471
			$4,808,373

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Apparel Manufacturers – 0.5%
Adidas AG (a)	4,285	$1,387,112
Burberry Group PLC	20,317	407,397
Compagnie Financiere Richemont S.A.	17,126	1,147,249
		$2,941,758
Automotive – 0.6%
Aptiv PLC	9,804	$898,831
Lear Corp.	5,331	581,345
Magna International, Inc.	31,397	1,436,686
PT United Tractors Tbk	127,900	195,976
Zhengzhou Yutong Bus Co. Ltd., “A”	78,900	182,114
		$3,294,952
Biotechnology – 0.1%
Gilead Sciences, Inc.	5,503	$347,735
Brokerage & Asset Managers – 0.8%
BlackRock, Inc.	2,683	$1,512,005
Cboe Global Markets, Inc.	7,959	698,323
Charles Schwab Corp.	32,849	1,190,119
Invesco Ltd.	19,951	227,641
NASDAQ, Inc.	7,634	936,768
		$4,564,856
Business Services – 2.4%
Accenture PLC, “A” (s)	12,421	$2,807,022
CGI, Inc. (a)	10,753	729,868
Compass Group PLC	82,477	1,238,075
Equifax, Inc.	6,560	1,029,264
Experian PLC	26,683	998,500
Fidelity National Information Services, Inc.	7,350	1,081,994
Fiserv, Inc. (a)	12,529	1,291,113
Nomura Research Institute Ltd.	51,700	1,517,200
Secom Co. Ltd.	18,700	1,708,692
SGS S.A.	166	444,986
Thomson Reuters Corp.	4,524	361,023
		$13,207,737
Cable TV – 0.6%
Comcast Corp., “A” (f)	71,604	$3,312,401
Chemicals – 0.7%
3M Co.	9,487	$1,519,628
Eastman Chemical Co.	3,278	256,077
PPG Industries, Inc.	17,089	2,086,225
		$3,861,930
Computer Software – 0.3%
Adobe Systems, Inc. (a)	694	$340,359
Microsoft Corp.	5,131	1,079,203
		$1,419,562
Computer Software - Systems – 0.8%
Amadeus IT Group S.A.	23,110	$1,282,512
Fujitsu Ltd.	9,100	1,246,067
Hitachi Ltd.	44,000	1,486,747
Hon Hai Precision Industry Co. Ltd.	196,000	524,716
		$4,540,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
Masco Corp.	13,666	$753,406
Sherwin-Williams Co.	2,176	1,516,106
Stanley Black & Decker, Inc.	5,998	972,876
Techtronic Industries Co. Ltd.	50,000	657,483
Vulcan Materials Co.	7,443	1,008,824
		$4,908,695
Consumer Products – 1.2%
Colgate-Palmolive Co.	23,267	$1,795,049
Kao Corp.	14,900	1,118,098
Kimberly-Clark Corp.	14,839	2,191,127
Reckitt Benckiser Group PLC	14,580	1,422,285
		$6,526,559
Containers – 0.0%
Amcor PLC	23,294	$257,399
Electrical Equipment – 1.5%
Johnson Controls International PLC	30,339	$1,239,348
Legrand S.A.	12,260	978,760
Schneider Electric SE	41,173	5,110,186
Spectris PLC	2,204	69,307
Yokogawa Electric Corp.	45,000	714,903
		$8,112,504
Electronics – 2.9%
Analog Devices, Inc.	9,515	$1,110,781
Hoya Corp.	7,500	845,397
Intel Corp.	51,614	2,672,573
Kyocera Corp.	17,100	977,059
NXP Semiconductors N.V.	8,506	1,061,634
Samsung Electronics Co. Ltd.	33,750	1,700,516
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,999	5,107,329
Texas Instruments, Inc.	17,621	2,516,103
		$15,991,392
Energy - Independent – 0.2%
China Shenhua Energy Co. Ltd.	98,500	$177,502
CNOOC Ltd.	149,000	144,227
ConocoPhillips	12,085	396,871
Valero Energy Corp.	8,833	382,646
		$1,101,246
Energy - Integrated – 0.6%
China Petroleum & Chemical Corp.	2,692,000	$1,085,216
Eni S.p.A.	79,158	619,241
Galp Energia SGPS S.A., “B”	47,214	437,977
LUKOIL PJSC, ADR	6,676	386,407
Suncor Energy, Inc.	44,985	549,327
		$3,078,168
Food & Beverages – 1.7%
Danone S.A.	30,947	$2,003,591
General Mills, Inc.	31,803	1,961,609
J.M. Smucker Co.	12,825	1,481,544
Nestle S.A.	31,274	3,712,610
PepsiCo, Inc.	3,013	417,602
		$9,576,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.2%
Tesco PLC	371,005	$1,017,293
Gaming & Lodging – 0.1%
Tabcorp Holdings Ltd.	144,741	$347,360
General Merchandise – 0.0%
Bim Birlesik Magazalar A.S.	22,565	$203,363
Health Maintenance Organizations – 0.3%
Cigna Corp.	10,095	$1,710,194
Insurance – 2.2%
AON PLC (s)	16,837	$3,473,473
Chubb Ltd.	15,725	1,825,987
CNO Financial Group, Inc.	7,260	116,450
Equitable Holdings, Inc.	47,035	857,919
Hartford Financial Services Group, Inc.	5,223	192,520
Manulife Financial Corp.	101,467	1,411,264
Marsh & McLennan Cos., Inc.	9,133	1,047,555
MetLife, Inc.	13,210	491,016
Prudential Financial, Inc.	2,666	169,344
Samsung Fire & Marine Insurance Co. Ltd.	1,437	223,629
Travelers Cos., Inc.	13,314	1,440,442
Zurich Insurance Group AG	2,832	984,646
		$12,234,245
Leisure & Toys – 0.1%
Activision Blizzard, Inc.	4,887	$395,603
Brunswick Corp.	2,401	141,443
Electronic Arts, Inc. (a)	1,584	206,569
		$743,615
Machinery & Tools – 1.0%
Eaton Corp. PLC	31,193	$3,182,622
Ingersoll Rand, Inc. (a)	19,385	690,106
Kubota Corp.	92,000	1,645,774
		$5,518,502
Major Banks – 2.0%
ABSA Group Ltd.	73,009	$389,323
Bank of America Corp.	39,129	942,618
BOC Hong Kong Holdings Ltd.	164,000	435,051
China Construction Bank	1,490,000	970,306
DBS Group Holdings Ltd.	100,200	1,473,775
Goldman Sachs Group, Inc.	7,159	1,438,744
JPMorgan Chase & Co. (f)	27,282	2,626,438
State Street Corp.	15,839	939,728
UBS Group AG	183,844	2,052,373
		$11,268,356
Medical & Health Technology & Services – 0.3%
HCA Healthcare, Inc.	4,345	$541,735
McKesson Corp.	5,458	812,860
Quest Diagnostics, Inc.	3,495	400,142
		$1,754,737

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.4%
Abbott Laboratories	8,221	$894,691
Becton, Dickinson and Co.	4,484	1,043,337
Boston Scientific Corp. (a)	18,409	703,408
Danaher Corp.	7,483	1,611,314
EssilorLuxottica (a)	2,990	406,597
Medtronic PLC	22,205	2,307,544
Thermo Fisher Scientific, Inc.	2,341	1,033,598
		$8,000,489
Metals & Mining – 0.2%
Fortescue Metals Group Ltd.	30,580	$357,964
MMC Norilsk Nickel PJSC, ADR	7,836	188,393
POSCO	987	165,875
Rio Tinto PLC	9,174	553,542
		$1,265,774
Natural Gas - Distribution – 0.1%
Italgas S.p.A.	76,891	$485,462
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	47,880	$756,025
Magellan Midstream Partners LP	4,313	147,504
Plains All American Pipeline LP	16,766	100,261
		$1,003,790
Other Banks & Diversified Financials – 0.7%
Citigroup, Inc.	14,212	$612,679
KBC Group N.V.	10,100	505,738
Sberbank of Russia PJSC, ADR	11,815	138,058
Truist Financial Corp.	33,570	1,277,339
U.S. Bancorp	37,976	1,361,440
		$3,895,254
Pharmaceuticals – 3.6%
AbbVie, Inc.	5,046	$441,979
Bayer AG	34,741	2,171,427
Bristol-Myers Squibb Co.	11,310	681,880
Eli Lilly & Co.	10,678	1,580,558
Johnson & Johnson (f)	25,740	3,832,171
Merck & Co., Inc.	22,119	1,834,771
Novartis AG	23,183	2,014,632
Novo Nordisk A.S., “B”	21,540	1,496,207
Roche Holding AG	16,262	5,564,268
Santen Pharmaceutical Co. Ltd.	27,100	555,683
		$20,173,576
Printing & Publishing – 0.5%
RELX PLC	36,512	$814,645
Wolters Kluwer N.V.	22,165	1,892,919
		$2,707,564
Railroad & Shipping – 0.7%
Canadian National Railway Co.	4,573	$486,841
Canadian Pacific Railway Ltd.	5,568	1,693,754
Kansas City Southern Co.	1,761	318,442
Union Pacific Corp.	8,077	1,590,119
		$4,089,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.5%
Deutsche Wohnen SE	15,463	$773,952
Easterly Government Properties, REIT	5,321	119,244
Grand City Properties S.A.	16,586	400,982
Lexington Realty Trust, REIT	11,765	122,944
Longfor Properties Co. Ltd.	53,000	297,482
Spirit Realty Capital, Inc., REIT	7,047	237,836
Starwood Property Trust, Inc., REIT	12,696	191,583
STORE Capital Corp., REIT	16,945	464,801
		$2,608,824
Restaurants – 0.1%
Yum China Holdings, Inc.	13,275	$702,911
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	12,909	$1,307,980
Linde PLC	2,035	481,720
Nitto Denko Corp.	3,600	234,700
PTT Global Chemical PLC	396,800	491,500
		$2,515,900
Specialty Stores – 0.4%
Home Depot, Inc.	4,264	$1,184,155
Target Corp.	4,721	743,180
		$1,927,335
Telecommunications - Wireless – 1.1%
KDDI Corp.	162,900	$4,120,711
Mobile TeleSystems PJSC, ADR	13,805	120,518
T-Mobile USA, Inc. (a)	5,965	682,157
Vodafone Group PLC	829,741	1,100,801
		$6,024,187
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	19,113	$275,855
Koninklijke KPN N.V.	86,673	203,800
TELUS Corp.	74,804	1,316,254
		$1,795,909
Tobacco – 0.8%
British American Tobacco PLC	34,468	$1,238,882
Imperial Tobacco Group PLC	26,014	459,031
Japan Tobacco, Inc.	65,600	1,197,908
Philip Morris International, Inc. (s)	19,765	1,482,177
		$4,377,998
Utilities - Electric Power – 1.0%
AltaGas Ltd.	11,178	$134,987
Duke Energy Corp.	16,995	1,505,077
E.ON SE	87,080	962,570
Exelon Corp.	30,170	1,078,879
Iberdrola S.A.	68,491	842,976
Terna Participacoes S.A., IEU	14,375	71,569
Xcel Energy, Inc.	11,955	825,015
		$5,421,073
Total Common Stocks		$200,411,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	15,813	$1,655,988
Electronics – 0.1%
Samsung Electronics Co. Ltd.	13,414	$579,228
Total Preferred Stocks		$2,235,216
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Boston Scientific Corp., 5.5%	1,083	$121,155
Danaher Corp., 4.75%	101	149,061
		$270,216
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	7,938	$289,261
Total Convertible Preferred Stocks		$559,477
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.1% (v)	15,469,797	$15,469,797
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Markit iTraxx Europe Crossover Index – October 2020 @ EUR 475	Put	Merrill Lynch International	$ 8,239,372	EUR 6,600,000	$21,420
U.S. Treasury 10 yr – September 2022 @ $1.75	Put	Merrill Lynch International	39,000,000	$ 39,000,000	393,763
Total Purchased Options					$415,183
Other Assets, Less Liabilities – (1.6)%	(8,978,339)
Net Assets – 100.0%	$553,859,712
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,469,797 and $547,368,254, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,353,032, representing 5.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 9/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	7,490,000	USD	5,352,588	JPMorgan Chase Bank N.A.	10/16/2020	$12,285
CAD	5,419,270	USD	4,005,429	Goldman Sachs International	10/16/2020	64,657
CAD	22,548,838	USD	16,825,733	JPMorgan Chase Bank N.A.	11/06/2020	110,391
CHF	1,782,000	USD	1,903,952	Citibank N.A.	10/16/2020	31,549
CLP	143,602,000	USD	182,697	JPMorgan Chase Bank N.A.	10/29/2020	263
CNH	72,999,000	USD	10,363,134	Citibank N.A.	10/16/2020	395,441
CZK	8,355,000	USD	357,168	Merrill Lynch International	10/16/2020	4,863
DKK	4,719,079	USD	721,851	Merrill Lynch International	10/16/2020	21,492
EUR	4,761,791	USD	5,577,240	Citibank N.A.	10/16/2020	7,335
EUR	583,293	USD	676,561	Credit Suisse Group	10/16/2020	7,519
EUR	1,550,000	USD	1,789,340	JPMorgan Chase Bank N.A.	10/16/2020	28,482
EUR	301,880	USD	352,470	Merrill Lynch International	10/16/2020	1,572
EUR	216,000	USD	252,637	NatWest Markets PLC	10/16/2020	685
EUR	107,710	USD	122,841	UBS AG	10/16/2020	3,480
GBP	3,782,000	USD	4,879,234	Barclays Bank PLC	10/16/2020	1,206
GBP	495,601	USD	634,043	Citibank N.A.	10/16/2020	5,501
GBP	218,047	USD	281,073	Goldman Sachs International	10/16/2020	303
GBP	404,777	USD	508,983	JPMorgan Chase Bank N.A.	10/16/2020	13,358
GBP	338,121	USD	424,548	Merrill Lynch International	10/16/2020	11,776

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
GBP	391,000	USD	502,876	NatWest Markets PLC	10/16/2020	$1,685
GBP	327,011	USD	415,730	UBS AG	10/16/2020	6,257
ILS	1,799,000	USD	524,238	Merrill Lynch International	10/16/2020	973
JPY	2,868,777,440	USD	26,796,854	Citibank N.A.	10/16/2020	408,499
JPY	148,922,000	USD	1,409,999	Credit Suisse Group	10/16/2020	2,266
JPY	186,474,000	USD	1,764,978	JPMorgan Chase Bank N.A.	10/16/2020	3,403
JPY	996,148,447	USD	9,391,000	JPMorgan Chase Bank N.A.	11/06/2020	57,935
JPY	87,072,948	USD	812,497	UBS AG	10/16/2020	13,238
KRW	2,089,488,000	USD	1,753,224	Barclays Bank PLC	10/06/2020	33,427
KRW	1,830,258,000	USD	1,543,245	Barclays Bank PLC	11/06/2020	21,747
KRW	2,913,714,000	USD	2,456,964	JPMorgan Chase Bank N.A.	11/06/2020	34,454
MXN	34,852,887	USD	1,516,682	JPMorgan Chase Bank N.A.	10/16/2020	56,980
NOK	52,200,401	USD	5,540,150	HSBC Bank	10/16/2020	56,313
NOK	16,753,000	USD	1,778,961	JPMorgan Chase Bank N.A.	10/16/2020	17,147
NZD	3,117,792	USD	2,038,257	JPMorgan Chase Bank N.A.	10/16/2020	24,331
PLN	3,554,931	USD	899,618	BNP Paribas S.A.	10/16/2020	20,087
RUB	54,340,000	USD	682,167	Goldman Sachs International	11/30/2020	12,858
SGD	972,000	USD	700,554	Citibank N.A.	10/16/2020	11,518
USD	3,440,757	AUD	4,770,675	UBS AG	10/16/2020	23,659
USD	769,790	CAD	1,023,797	Goldman Sachs International	10/16/2020	877
USD	980,000	CAD	1,280,593	JPMorgan Chase Bank N.A.	11/06/2020	18,164
USD	25,986,315	CHF	23,816,355	JPMorgan Chase Bank N.A.	11/06/2020	103,399
USD	788,519	DKK	4,986,301	JPMorgan Chase Bank N.A.	11/06/2020	2,798
USD	4,523,419	EUR	3,828,827	Citibank N.A.	10/16/2020	33,014
USD	2,536,187	EUR	2,144,933	Credit Suisse Group	10/16/2020	20,634
USD	2,376,747	EUR	2,009,000	Goldman Sachs International	10/16/2020	20,615
USD	73,877,183	EUR	62,742,797	Goldman Sachs International	11/06/2020	261,243
USD	1,239,711	EUR	1,046,210	JPMorgan Chase Bank N.A.	10/16/2020	12,727
USD	11,119,753	EUR	9,443,214	JPMorgan Chase Bank N.A.	11/06/2020	40,058
USD	595,967	EUR	504,304	Merrill Lynch International	10/16/2020	4,525
USD	2,085,271	EUR	1,761,147	NatWest Markets PLC	10/16/2020	19,818
USD	2,828,512	EUR	2,391,851	UBS AG	10/16/2020	23,376
USD	1,223,871	GBP	940,086	Citibank N.A.	10/16/2020	10,749
USD	363,257	GBP	276,101	JPMorgan Chase Bank N.A.	10/16/2020	6,966
USD	4,109,000	GBP	3,086,937	JPMorgan Chase Bank N.A.	11/06/2020	125,055
USD	388,475	ILS	1,321,342	JPMorgan Chase Bank N.A.	11/06/2020	2,626
USD	1,787,583	KRW	2,089,488,000	Barclays Bank PLC	10/06/2020	932
USD	7,357,000	NOK	65,093,507	Goldman Sachs International	11/06/2020	378,029
USD	1,586,645	NOK	14,426,000	JPMorgan Chase Bank N.A.	10/16/2020	40,017
USD	354,332	NOK	3,163,000	UBS AG	10/16/2020	15,224
USD	1,775,244	NZD	2,649,381	Citibank N.A.	10/16/2020	22,535
USD	1,769,655	NZD	2,641,000	JPMorgan Chase Bank N.A.	10/16/2020	22,491
USD	1,745,188	SEK	15,541,000	BNP Paribas S.A.	10/16/2020	9,657
USD	4,035,000	SEK	35,214,534	Goldman Sachs International	11/06/2020	101,586
USD	1,341,067	SEK	11,647,921	UBS AG	10/16/2020	40,292
USD	1,786,451	TWD	51,423,000	JPMorgan Chase Bank N.A.	12/28/2020	10,424
						$2,876,766
Liability Derivatives
AUD	498,000	USD	360,458	Citibank N.A.	10/16/2020	$(3,755)
AUD	18,268,272	USD	13,370,000	JPMorgan Chase Bank N.A.	11/06/2020	(284,295)
AUD	2,205,520	USD	1,603,929	UBS AG	10/16/2020	(24,178)
CAD	4,767,000	USD	3,606,591	Goldman Sachs International	10/16/2020	(26,386)
CAD	7,300,000	USD	5,497,931	JPMorgan Chase Bank N.A.	10/16/2020	(15,343)
CAD	2,329,000	USD	1,777,727	NatWest Markets PLC	10/16/2020	(28,556)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CHF	287,965	USD	315,000	JPMorgan Chase Bank N.A.	11/06/2020	$(2,048)
CNH	10,817,000	USD	1,599,701	NatWest Markets PLC	10/16/2020	(5,494)
EUR	470,000	USD	557,316	Barclays Bank PLC	10/16/2020	(6,105)
EUR	8,000,230	USD	9,447,700	Citibank N.A.	10/16/2020	(65,118)
EUR	686,360	USD	807,950	Goldman Sachs International	10/16/2020	(2,996)
EUR	6,721,814	USD	7,917,000	Goldman Sachs International	11/06/2020	(30,315)
EUR	1,625,936	USD	1,936,351	Merrill Lynch International	10/16/2020	(29,472)
EUR	1,538,367	USD	1,823,564	UBS AG	10/16/2020	(19,383)
GBP	5,653,220	USD	7,380,894	Goldman Sachs International	11/06/2020	(84,951)
GBP	3,614,830	USD	4,720,762	JPMorgan Chase Bank N.A.	11/06/2020	(55,528)
GBP	542,000	USD	714,979	NatWest Markets PLC	10/16/2020	(15,561)
GBP	325,120	USD	434,196	State Street Bank Corp.	10/16/2020	(14,648)
IDR	17,450,223,000	USD	1,193,994	Goldman Sachs International	11/02/2020	(24,565)
JPY	11,000,000	USD	104,519	Citibank N.A.	10/16/2020	(203)
JPY	37,149,000	USD	352,538	HSBC Bank	10/16/2020	(245)
JPY	150,983,000	USD	1,438,207	NatWest Markets PLC	10/16/2020	(6,397)
JPY	206,066,791	USD	1,973,731	UBS AG	10/16/2020	(19,547)
KRW	2,089,488,000	USD	1,787,507	Barclays Bank PLC	11/06/2020	(856)
MXN	24,087,000	USD	1,097,339	Goldman Sachs International	10/16/2020	(9,774)
MXN	16,636,000	USD	788,829	HSBC Bank	10/16/2020	(37,688)
NOK	16,488,000	USD	1,778,242	Brown Brothers Harriman	10/16/2020	(10,545)
NOK	245,362,158	USD	26,883,859	Goldman Sachs International	11/06/2020	(577,467)
NZD	1,033,159	USD	698,000	Goldman Sachs International	11/06/2020	(14,527)
NZD	1,318,365	USD	883,324	UBS AG	10/16/2020	(11,155)
RUB	54,340,000	USD	732,503	Goldman Sachs International	10/05/2020	(33,398)
SEK	225,982,165	USD	25,821,672	Goldman Sachs International	11/06/2020	(579,781)
SEK	15,472,000	USD	1,791,047	JPMorgan Chase Bank N.A.	10/16/2020	(63,221)
THB	35,093,650	USD	1,123,968	JPMorgan Chase Bank N.A.	11/23/2020	(15,960)
USD	1,747,701	AUD	2,471,000	Barclays Bank PLC	10/16/2020	(22,206)
USD	6,446,484	AUD	9,228,762	Goldman Sachs International	10/16/2020	(163,815)
USD	1,750,452	AUD	2,492,000	JPMorgan Chase Bank N.A.	10/16/2020	(34,496)
USD	28,961,224	AUD	40,680,629	JPMorgan Chase Bank N.A.	11/06/2020	(178,627)
USD	1,246,810	AUD	1,778,206	UBS AG	10/16/2020	(26,868)
USD	220,797	CAD	300,000	Citibank N.A.	10/16/2020	(4,515)
USD	8,870,226	CAD	11,881,000	Goldman Sachs International	10/16/2020	(52,873)
USD	1,337,694	CAD	1,820,073	JPMorgan Chase Bank N.A.	10/16/2020	(29,253)
USD	2,184,000	CAD	2,921,657	JPMorgan Chase Bank N.A.	11/06/2020	(10,417)
USD	1,447,543	CNH	10,000,000	Citibank N.A.	10/16/2020	(26,255)
USD	4,219,797	EUR	3,600,000	BNP Paribas S.A.	10/16/2020	(2,243)
USD	471,483	EUR	405,874	Citibank N.A.	10/16/2020	(4,521)
USD	3,420,219	EUR	2,947,649	Goldman Sachs International	10/16/2020	(36,752)
USD	225,013	EUR	199,176	JPMorgan Chase Bank N.A.	10/23/2020	(8,612)
USD	613,046	EUR	536,221	Merrill Lynch International	10/16/2020	(15,828)
USD	255,307	GBP	199,516	Citibank N.A.	10/16/2020	(2,156)
USD	10,317,608	GBP	8,168,868	Goldman Sachs International	10/16/2020	(223,817)
USD	331,243	GBP	260,000	Merrill Lynch International	10/16/2020	(4,271)
USD	1,851,512	JPY	198,000,000	Goldman Sachs International	10/16/2020	(26,172)
USD	5,852,843	JPY	620,486,752	Goldman Sachs International	11/06/2020	(32,765)
USD	58,152,745	JPY	6,166,144,933	JPMorgan Chase Bank N.A.	11/06/2020	(336,027)
USD	708,720	JPY	75,317,000	Morgan Stanley Capital Services, Inc.	10/16/2020	(5,530)
USD	3,269,654	KRW	3,902,332,070	JPMorgan Chase Bank N.A.	11/06/2020	(67,099)
USD	5,537,702	NZD	8,410,000	Citibank N.A.	10/16/2020	(25,967)
USD	3,584,127	NZD	5,466,000	Goldman Sachs International	10/16/2020	(31,927)
USD	16,454,089	NZD	24,908,067	Goldman Sachs International	11/06/2020	(23,521)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,244,782	NZD	1,893,603	UBS AG	10/16/2020	$(7,938)
USD	206,377	PLN	800,000	Citibank N.A.	10/16/2020	(594)
USD	686,209	RUB	54,340,000	Goldman Sachs International	10/05/2020	(12,896)
USD	1,740,533	SEK	15,870,000	Goldman Sachs International	10/16/2020	(31,739)
USD	4,549,782	SEK	41,279,173	JPMorgan Chase Bank N.A.	10/16/2020	(60,044)
USD	551,345	SGD	758,722	JPMorgan Chase Bank N.A.	11/06/2020	(4,495)
						$(3,633,700)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	91	$11,678,367	October – 2020	$120,685
BIST 30 Index	Long	TRY	6,570	10,991,473	October – 2020	263,294
CAC 40 Index	Short	EUR	196	11,052,333	October – 2020	549,772
FTSE/JSE Top 40 Index	Short	ZAR	378	11,355,656	December – 2020	444,488
Hang Seng China Enterprises Index	Short	HKD	106	6,409,524	October – 2020	60,652
Hang Seng Index	Long	HKD	76	11,582,847	October – 2020	67,287
IBEX 35 Index	Short	EUR	96	7,546,468	October – 2020	283,683
Mexbol Index	Long	MXN	510	8,640,811	December – 2020	173,832
MSCI Singapore Index	Long	SGD	33	687,909	October – 2020	4,008
MSCI Taiwan Index	Long	USD	163	8,061,961	October – 2020	126,387
S&P/ASX 200 Index	Short	AUD	93	9,688,626	December – 2020	117,946
Topix Index	Long	JPY	21	3,245,396	December – 2020	70,237
						$2,282,271
Interest Rate Futures
Australian Note 10 yr	Long	AUD	503	$53,822,294	December – 2020	$510,843
Canadian Treasury Bond 10 yr	Short	CAD	22	2,508,220	December – 2020	2,786
Japan Government Bond 10 yr	Long	JPY	16	23,076,471	December – 2020	39,217
U.S. Treasury Bond	Short	USD	59	10,400,594	December – 2020	13,646
U.S. Treasury Note 2 yr	Long	USD	15	3,314,414	December – 2020	884
						$567,376
						$2,849,647
Liability Derivatives
Equity Futures
DAX Index	Long	EUR	29	$10,860,865	December – 2020	$(338,426)
FTSE 100 Index	Long	GBP	57	4,288,615	December – 2020	(116,031)
FTSE MIB Index	Long	EUR	69	7,656,438	December – 2020	(323,337)
IBOV Index	Long	BRL	103	1,734,800	October – 2020	(155,897)
KOSPI 200 Index	Short	KRW	48	3,218,816	December – 2020	(23,726)
NIFTY Index	Short	USD	598	13,459,784	October – 2020	(53,907)
OMX 30 Index	Short	SEK	27	549,171	October – 2020	(6,023)
Russell 2000 Index	Short	USD	154	11,583,880	December – 2020	(17,132)
S&P 500 E-Mini Index	Short	USD	24	4,022,400	December – 2020	(26,281)
S&P/TSX 60 Index	Long	CAD	123	17,763,434	December – 2020	(67,688)
						$(1,128,448)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	153	$24,247,446	December – 2020	$(5,744)
Euro-Bund 10 yr	Short	EUR	329	67,318,643	December – 2020	(234,181)
Euro-Buxl 30 yr	Short	EUR	11	2,871,892	December – 2020	(50,582)
Long Gilt 10 yr	Short	GBP	180	31,613,298	December – 2020	(239,843)
U.S. Treasury Note 10 yr	Short	USD	298	41,580,312	December – 2020	(19,533)
U.S. Treasury Note 5 yr	Short	USD	205	25,836,406	December – 2020	(18,341)
U.S. Treasury Ultra Bond	Long	USD	1	221,813	December – 2020	(583)
U.S. Treasury Ultra Note 10 yr	Short	USD	71	11,354,453	December – 2020	(79,731)
						$(648,538)
						$(1,776,986)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	167,000,000	centrally cleared	0.25%/Semi-annually	0.25% (3-Month Libor)/Quarterly	$201,141	$—	$201,141
11/06/24	USD	66,200,000	centrally cleared	1.58%/Semi-annually	0.25% (3-Month Libor)/Quarterly	3,896,295	—	3,896,295
						$4,097,436	$—	$4,097,436
Credit Default Swaps
12/20/25	USD	16,400,000	centrally cleared	5.00%/Quarterly	(1)	$20,186	$679,862	$700,048
						$4,117,622	$679,862	$4,797,484
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	33,600,000	centrally cleared	0.25% (3-Month Libor)/Quarterly	1.70%/Semi-annually	$(3,402,827)	$—	$(3,402,827)
11/06/49	USD	13,102,083	centrally cleared	0.25% (3-Month Libor)/Quarterly	1.89%/Semi-annually	(2,769,717)	—	(2,769,717)
						$(6,172,544)	$—	$(6,172,544)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by reference obligation specified in the CDX North American High-Yield Index, 5.00%, 12/20/25, a B+ rated credit default index. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is

Portfolio of Investments (unaudited) – continued
assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 Rating Agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At September 30, 2020, the fund had cash collateral of $2,007,920 and other liquid securities with an aggregate value of $31,759,371 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$104,087,572	$393,763	$—	$104,481,335
Japan	1,517,200	15,851,739	—	17,368,939
Switzerland	10,869,113	5,051,651	—	15,920,764
United Kingdom	4,189,958	6,955,693	—	11,145,651
France	3,505,062	6,495,543	—	10,000,605
Canada	8,120,004	—	—	8,120,004
Germany	7,352,031	—	—	7,352,031
Netherlands	5,743,542	203,800	—	5,947,342
Taiwan	5,107,329	524,716	—	5,632,045
Other Countries	4,689,872	12,941,842	—	17,631,714
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	32,122,906	—	32,122,906
Non - U.S. Sovereign Debt	—	129,689,666	—	129,689,666
Municipal Bonds	—	4,485,259	—	4,485,259
U.S. Corporate Bonds	—	61,713,843	—	61,713,843
Residential Mortgage-Backed Securities	—	43,205,770	—	43,205,770
Commercial Mortgage-Backed Securities	—	4,479,611	—	4,479,611
Asset-Backed Securities (including CDOs)	—	4,450,020	—	4,450,020
Foreign Bonds	—	63,620,749	—	63,620,749
Mutual Funds	15,469,797	—	—	15,469,797
Total	$170,651,480	$392,186,571	$—	$562,838,051
Other Financial Instruments
Futures Contracts – Assets	$1,004,502	$1,845,145	$—	$2,849,647
Futures Contracts – Liabilities	(969,443)	(807,543)	—	(1,776,986)
Forward Foreign Currency Exchange Contracts – Assets	—	2,876,766	—	2,876,766
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,633,700)	—	(3,633,700)
Swap Agreements – Assets	—	4,797,484	—	4,797,484
Swap Agreements – Liabilities	—	(6,172,544)	—	(6,172,544)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,339,464	$184,621,447	$200,492,785	$1,657	$14	$15,469,797
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$121,729	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	54.5%
Japan	12.5%
Australia	9.7%
Canada	5.7%
Italy	4.8%
Switzerland	3.6%
France	2.8%
Taiwan	2.5%
Germany	(12.3)%
Other Countries	16.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.